Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 5. DISCONTINUED OPERATIONS

During June 2010, the assets of GreenHunter BioFuels, Inc. were placed into receivership. On November 26, 2010, the Company transferred all of its common stock in BioFuels to an irrevocable trust for the benefit of the holders of the Series A Debentures and their respective successors, assigns, heirs and devisees in full and final satisfaction of any obligation the Company might have to the holders of the Series A Debentures, based on the terms of the debenture agreements. These debentures were secured by GreenHunter Energy's ownership interest in GreenHunter BioFuels common stock and were otherwise non-recourse to GreenHunter Energy. The divestiture of our interests in GreenHunter BioFuels resulted in a gain of $33.1 million.

The following table provides summarized income statement information related to BioFuels discontinued operations for the year ended December 31, 2010:

2010
Sales and other revenues from discontinued operations	$319,170
Operating expenses from discontinued operations	(4,449,138)
Other income from discontinued operations	(4,903,259)

Net loss from discontinued operations	$(9,033,227)

We completed the sale of the Telogia plant during February 2009 for total proceeds of approximately $4.5 million cash received. We recorded a gain of approximately $443,000 on the disposal net of post closing adjustments.

The following table provides summarized income statement information related to Telogia's discontinued operations for the year ended December 31, 2010:

2010
Other income from discontinued operations	$100,000

Net income from discontinued operations	$100,000